Finance lease receivables - Schedule of Lease Receivable Balances (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Gross investment in finance leases, receivable:
Gross investment	£ 19,285	£ 19,322
Unearned future finance income	(2,362)	(2,175)
Rentals received in advance	(16)	(12)
Net investment	16,907	17,135
Not later than 1 year
Gross investment in finance leases, receivable:
Gross investment	6,160	5,903
Later than 1 year and not later than 2 years
Gross investment in finance leases, receivable:
Gross investment	5,215	4,817
Later than 2 years and not later than 3 years
Gross investment in finance leases, receivable:
Gross investment	4,268	4,579
Later than 3 years and not later than 4 years
Gross investment in finance leases, receivable:
Gross investment	2,846	3,051
Later than 4 years and not later than 5 years
Gross investment in finance leases, receivable:
Gross investment	502	618
Over 5 years £m
Gross investment in finance leases, receivable:
Gross investment	£ 294	£ 354